Parent Company Statements (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash	$ 31,075,403	$ 42,183,310	$ 19,803,079	$ 40,571,673
Other assets	21,298,406	23,199,320
Total Assets	798,168,727	742,484,608
Liabilities and stockholders’ equity:
Other liabilities	13,226,054	13,591,064
Stockholders’ equity	95,772,693	90,643,904
Total Liabilities and Stockholders' Equity	798,168,727	742,484,608
Oneida Financial Corp.
Assets:
Cash	1,710,053	5,237,387	5,507,955	5,112,909
Investments in and advances to subsidiary	94,449,977	85,746,512
ESOP loan receivable	0	144,878
Other assets	314,565	531,118
Due from related parties	423,651	133,515
Total Assets	96,898,246	91,793,410
Liabilities and stockholders’ equity:
Other liabilities	1,125,553	1,149,506
Stockholders’ equity	95,772,693	90,643,904
Total Liabilities and Stockholders' Equity	$ 96,898,246	$ 91,793,410